Fair Value Measurements Using Significant Unobservable Inputs Level 3 (Detail) (USD $)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014
Beginning balance		$ 6,270,000
Modification of Warrants	1,300,170	(1,300,170)	0
Exercises of Warrants	224,000	224,000	0
Adjustments to estimated fair value		7,541,693		7,541,693
Ending balance	4,593,000	4,593,000		6,270,000
Fair Value, Inputs, Level 3
Beginning balance		6,270,000	0	0
Modification of Warrants		1,300,170
Exercises of Warrants		(224,000)
Issuances				10,391,693
Adjustments to estimated fair value		(2,753,170)		(4,121,693)
Ending balance	$ 4,593,000	$ 4,593,000		$ 6,270,000